UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23241

AllianzGI Convertible & Income 2024 Target Term Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2018 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—57.3%
	Aerospace & Defense—2.0%
$1,500	KLX, Inc., 5.875%, 12/1/22 (a)(c)(e)	$1,573,125
2,000	TransDigm, Inc., 6.50%, 7/15/24 (e)	2,045,000

		3,618,125

	Auto Components—0.7%
1,227	American Axle & Manufacturing, Inc., 6.625%, 10/15/22 (e)	1,266,878

	Building Materials—0.8%
1,500	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(c)(e)	1,478,985

	Chemicals—1.7%
1,500	Chemours Co., 6.625%, 5/15/23 (e)	1,577,295
1,500	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(c)(e)	1,541,250

		3,118,545

	Computers—0.9%
1,500	Dell International LLC, 7.125%, 6/15/24 (a)(c)(e)	1,612,095

	Distribution/Wholesale—0.9%
1,500	Univar USA, Inc., 6.75%, 7/15/23 (a)(c)(e)	1,554,375

	Diversified Financial Services—4.1%
2,000	Community Choice Financial, Inc., 10.75%, 5/1/19 (e)	1,550,000
1,500	Nationstar Mortgage LLC, 7.875%, 10/1/20 (e)	1,524,750
2,000	Navient Corp., 7.25%, 9/25/23 (e)	2,115,000
2,000	Springleaf Finance Corp., 8.25%, 10/1/23 (e)	2,185,000

		7,374,750

	Electric Utilities—0.9%
1,500	NRG Energy, Inc., 6.25%, 5/1/24 (e)	1,556,250

	Engineering & Construction—0.8%
1,500	AECOM, 5.875%, 10/15/24 (e)	1,533,750

	Entertainment—0.8%
1,500	Cedar Fair L.P., 5.375%, 6/1/24 (e)	1,511,250

	Healthcare-Services—6.3%
1,500	Community Health Systems, Inc., 6.25%, 3/31/23 (e)	1,406,250
1,500	DaVita, Inc., 5.125%, 7/15/24 (e)	1,465,312
1,500	Encompass Health Corp., 5.75%, 11/1/24	1,528,125
1,500	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(c)(e)	1,590,300
1,500	HCA, Inc., 7.50%, 2/15/22 (e)	1,638,750
1,500	Kindred Healthcare, Inc., 8.75%, 1/15/23 (e)	1,603,125
2,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (e)	2,097,520

		11,329,382

	Home Builders—1.4%
1,000	Beazer Homes USA, Inc., 8.75%, 3/15/22 (e)	1,072,500
1,500	Lennar Corp., 5.875%, 11/15/24 (a)(c)	1,548,750

		2,621,250

	Internet—0.9%
1,500	Netflix, Inc., 5.875%, 2/15/25	1,547,025

	Iron/Steel—0.9%
1,500	AK Steel Corp., 7.50%, 7/15/23 (e)	1,584,375

	Lodging—0.8%
1,500	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(c)(e)	1,473,750

	Machinery-Construction & Mining—1.1%
2,000	Terex Corp., 5.625%, 2/1/25 (a)(c)(e)	1,987,500

	Media—5.4%
1,500	CCO Holdings LLC, 5.75%, 1/15/24 (e)	1,507,500
1,500	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22, Ser. B (e)	1,539,375
1,500	CSC Holdings LLC, 6.75%, 11/15/21 (e)	1,587,675

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
$2,000	DISH DBS Corp., 5.875%, 7/15/22 (e)	$1,877,500
1,659	McClatchy Co., 9.00%, 12/15/22 (e)	1,729,507
1,500	Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (a)(c)(e)	1,470,975

		9,712,532

	Mining—4.1%
1,500	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(c)(e)	1,594,050
2,000	Constellium NV, 6.625%, 3/1/25 (a)(c)	1,997,500
2,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(c)(e)	2,110,000
1,500	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(c)(e)	1,657,500

		7,359,050

	Miscellaneous Manufacturing—1.1%
2,000	Koppers, Inc., 6.00%, 2/15/25 (a)(c)(e)	2,032,500

	Oil, Gas & Consumable Fuels—5.1%
2,000	Callon Petroleum Co., 6.125%, 10/1/24	2,027,500
1,500	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	1,483,125
1,500	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (e)	1,526,250
1,500	Continental Resources, Inc., 5.00%, 9/15/22 (e)	1,525,312
825	CVR Refining LLC, 6.50%, 11/1/22	841,500
280	Noble Holding International Ltd., 7.75%, 1/15/24	263,900
1,500	Oasis Petroleum, Inc., 6.875%, 3/15/22 (e)	1,526,250

		9,193,837

	Pharmaceuticals—2.0%
2,000	Horizon Pharma, Inc., 6.625%, 5/1/23	2,020,000
1,500	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(c)(e)	1,533,750

		3,553,750

	Real Estate—2.2%
2,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (e)	1,975,000
1,950	Uniti Group L.P., 8.25%, 10/15/23 (e)	1,910,415

		3,885,415

	Retail—1.2%
2,000	Conn’s, Inc., 7.25%, 7/15/22 (e)	1,975,000
150	Men’s Wearhouse, Inc., 7.00%, 7/1/22	154,875

		2,129,875

	Semiconductors—0.9%
1,515	Advanced Micro Devices, Inc., 7.00%, 7/1/24	1,602,113

	Software—2.9%
2,500	Camelot Finance S.A., 7.875%, 10/15/24 (a)(c)	2,568,750
1,500	First Data Corp., 7.00%, 12/1/23 (a)(c)(e)	1,575,000
1,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(c)	1,020,000

		5,163,750

	Telecommunications—6.6%
2,000	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (e)	2,060,000
1,500	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(c)(e)	1,350,000
2,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (e)	1,870,000
2,000	GTT Communications, Inc., 7.875%, 12/31/24 (a)(c)(e)	2,010,000
1,500	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (e)	1,605,000
2,000	Sprint Corp., 7.125%, 6/15/24	2,020,000
1,620	Windstream Services LLC, 6.375%, 8/1/23 (a)(c)	947,700

		11,862,700

	Transportation—0.8%
1,500	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(c)(e)	1,541,625

	Total Corporate Bonds & Notes (cost-$106,290,332)	103,205,432

CONVERTIBLE BONDS & NOTES—56.7%
	Auto Manufacturers—0.6%
1,000	Navistar International Corp., 4.75%, 4/15/19 (e)	1,034,984

	Biotechnology—2.6%
2,000	Exact Sciences Corp., 1.00%, 1/15/25	2,128,112
1,500	Innoviva, Inc., 2.125%, 1/15/23 (e)	1,510,927
1,000	PTC Therapeutics, Inc., 3.00%, 8/15/22 (e)	999,902

		4,638,941

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Building Materials—0.8%
$1,500	Patrick Industries, Inc., 1.00%, 2/1/23 (a)(c)	$1,478,294

	Commercial Services—1.5%
2,500	Macquarie Infrastructure Corp., 2.00%, 10/1/23	2,230,845
500	Square, Inc., 0.50%, 5/15/23 (a)(c)	526,989

		2,757,834

	Computers—0.9%
1,500	Western Digital Corp., 1.50%, 2/1/24 (a)(c)	1,555,898

	Distribution/Wholesale—1.1%
2,000	Titan Machinery, Inc., 3.75%, 5/1/19 (e)	1,984,944

	Diversified Financial Services—3.0%
2,550	Encore Capital Group, Inc., 2.875%, 3/15/21 (e)	2,427,164
3,000	PRA Group, Inc., 3.00%, 8/1/20 (e)	2,926,953

		5,354,117

	Electrical Equipment—1.5%
3,215	SunPower Corp., 4.00%, 1/15/23 (e)	2,697,607

	Electronics—1.6%
3,000	OSI Systems, Inc., 1.25%, 9/1/22	2,779,506

	Energy-Alternate Sources—3.2%
500	NextEra Energy Partners L.P., 1.50%, 9/15/20 (a)(c)	501,606
3,000	Pattern Energy Group, Inc., 4.00%, 7/15/20	3,018,066
2,500	Tesla Energy Operations, Inc., 1.625%, 11/1/19 (e)	2,315,352

		5,835,024

	Engineering & Construction—1.1%
2,000	Tutor Perini Corp., 2.875%, 6/15/21	2,041,180

	Entertainment—0.8%
1,500	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (a)(c)	1,510,701

	Equity Real Estate Investment Trusts (REITs)—5.7%
3,000	PennyMac Corp., 5.375%, 5/1/20 (e)	3,025,554
2,850	Starwood Property Trust, Inc., 4.375%, 4/1/23 (e)	2,875,003
2,750	Two Harbors Investment Corp., 6.25%, 1/15/22 (e)	2,842,125
1,500	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	1,521,977

		10,264,659

	Healthcare-Products—0.9%
1,500	Nevro Corp., 1.75%, 6/1/21	1,625,557

	Insurance—1.6%
3,000	HCI Group, Inc., 4.25%, 3/1/37 (a)	2,896,029

	Internet—3.9%
3,000	FireEye, Inc., 1.625%, 6/1/35, Ser. B (e)	2,769,357
3,000	Pandora Media, Inc., 1.75%, 12/1/20	2,839,224
1,500	Twitter, Inc., 1.00%, 9/15/21	1,416,579

		7,025,160

	Investment Companies—5.0%
2,900	Goldman Sachs BDC, Inc., 4.50%, 4/1/22	2,956,927
3,000	Prospect Capital Corp., 4.95%, 7/15/22 (e)	2,957,781
3,000	TPG Specialty Lending, Inc., 4.50%, 8/1/22	3,082,551

		8,997,259

	Media—0.7%
1,500	DISH Network Corp., 2.375%, 3/15/24	1,261,283

	Oil, Gas & Consumable Fuels—7.5%
1,500	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	1,355,196
3,000	Green Plains, Inc., 4.125%, 9/1/22	3,170,172
3,000	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22 (e)	3,055,650
3,425	Nabors Industries, Inc., 0.75%, 1/15/24	2,715,049
3,150	PDC Energy, Inc., 1.125%, 9/15/21 (e)	3,283,875

		13,579,942

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Pharmaceuticals—4.4%
$1,000	Dermira, Inc., 3.00%, 5/15/22	$794,797
1,500	DexCom, Inc., 0.75%, 5/15/22 (a)(c)	1,668,105
3,250	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (e)	3,064,454
1,000	Jazz Investments I Ltd., 1.50%, 8/15/24 (a)(c)	1,025,802
1,500	Pacira Pharmaceuticals Inc, 2.375%, 4/1/22	1,423,599

		7,976,757

	Semiconductors—3.6%
2,000	Inphi Corp., 0.75%, 9/1/21	1,920,298
1,750	Synaptics, Inc., 0.50%, 6/15/22 (a)(c)	1,615,250
3,300	Veeco Instruments, Inc., 2.70%, 1/15/23 (e)	2,967,096

		6,502,644

	Software—1.5%
1,000	Envestnet, Inc., 1.75%, 6/1/23 (a)(c)	1,013,847
1,500	Evolent Health, Inc., 2.00%, 12/1/21	1,707,168

		2,721,015

	Transportation—3.2%
2,000	Air Transport Services Group, Inc., 1.125%, 10/15/24 (a)(c)	1,912,004
3,000	Echo Global Logistics, Inc., 2.50%, 5/1/20 (e)	3,085,005
750	Teekay Corp., 5.00%, 1/15/23 (a)(c)	724,408

		5,721,417

	Total Convertible Bonds & Notes (cost-$100,499,886)	102,240,752

	SENIOR LOANS (a)(b)—19.0%
	Aerospace & Defense—0.5%
882	Engility Corp., 1 mo. LIBOR + 2.750%, 4.73%, 8/12/23, Term Loan B2	882,958

	Automobiles—0.5%
915	Winnebago Industries, Inc., 3 mo. LIBOR + 3.500%, 5.547%, 11/8/23, 2017 Term Loan B	922,936

	Building Materials—0.6%
992	GYP Holdings III Corp., 3 mo. LIBOR + 3.000%, 5.359%, 4/1/23, 2017 Term Loan B	993,226

	Chemicals—1.2%
339	Kraton Polymers, LLC, 1 mo. LIBOR + 2.500%, 4.48%, 3/5/25, 2018 USD Term Loan	340,747
875	Omnova Solutions Inc., 1 mo. LIBOR + 3.250%, 5.23%, 8/28/23, 2016 Term Loan B2	881,336
1,000	Venator Materials Corporation, 1 mo. LIBOR + 3.000%, 8/8/24, Term Loan B (d)	1,010,000

		2,232,083

	Commercial Services & Supplies—0.5%
988	Advanced Disposal Services, Inc., 1 Week LIBOR + 2.250%, 4.00%, 11/10/23, Term Loan B3	992,215

	Diversified Consumer Services—0.4%
776	Laureate Education, Inc., 1 mo. LIBOR + 3.500%, 5.48%, 4/26/24, 2017 Term Loan B	781,646

	Electronics—0.5%
963	Kemet Electronic Corp., 1 mo. LIBOR + 6.000%, 7.98%, 4/26/24, Term Loan B	976,937

	Food & Staples Retailing—0.6%
992	US Foods, Inc., 1 mo. LIBOR + 2.50%, 4.48%, 6/27/23, 2016 Term Loan B	997,892

	Healthcare Providers & Services—0.6%
	Select Medical Corporation, 3/1/21, 2017 Term Loan B
992	1 mo. LIBOR + 3.500%, 4.680%	998,454
–†	Prime + 1.750%, 6.500%	439

		998,893

	Healthcare-Products—0.5%
901	Greatbatch Ltd., 1 mo. LIBOR + 3.250%, 5.18%, 10/27/22, 2017 1st Lien Term Loan B	907,467

	Hotels, Restaurants & Leisure—2.7%
995	1011778 B.C. Unlimited Liability Company, 1 mo. LIBOR + 2.250%, 4.23%, 2/16/24, Term Loan B3	995,586
923	Boyd Gaming Corp., 1 Week LIBOR + 2.500%, 4.255%, 9/15/23, Term Loan B3	928,077
998	Golden Entertainment, Inc., 1 mo. LIBOR + 3.00, 4.98%, 10/20/24, 2017 1st Lien Term Loan	1,004,358
993	Playa Resorts Holding B.V., 1 mo. LIBOR + 3.25%, 5.22%, 4/5/24, 2017 Term Loan B	987,957
998	Scientific Games International, Inc., 1 mo. LIBOR + 2.750%, 4.73%, 8/14/24, 2018 Term Loan B5	1,001,944

		4,917,922

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Internet—0.6%
$993	Everi Payments, Inc., 1 mo. LIBOR + 3.000%, 4.98%, 5/9/24, Term Loan B	$996,098

	Internet Software & Services—1.0%
747	Blucora, Inc., 2 mo. LIBOR + 3.000%, 5.056%, 5/22/24, 2017 Term Loan B	750,360
1,000	Match Group Inc., 1 mo. LIBOR + 2.500%, 4.434%, 11/16/22, 2017 Term Loan B	1,008,130

		1,758,490

	IT Services—1.1%
923	First Data Corporation, 1 mo. LIBOR + 2.000%, 3.965%, 4/26/24, 2024 USD Term Loan	923,508
992	Xerox Business Services LLC, 1 mo. LIBOR + 3.000%, 4.98%, 12/7/23, USD Term Loan B	1,000,526

		1,924,034

	Leisure—0.6%
	Planet Fitness Holdings LLC, 3/31/21, Incremental Term Loan B
188	3 mo. LIBOR + 2.750%, 5.052%	189,332
804	1 mo. LIBOR + 2.750%, 4.730%	810,555

		999,887

	Machinery—1.1%
995	Gardner Denver, Inc., 3 mo. LIBOR + 2.750%, 5.052%, 7/30/24, 2017 USD Term Loan B	1,000,751
995	Harsco Corporation, 1 mo. LIBOR + 3.000%, 5.00%, 12/6/24, 2017 Term Loan B1	1,007,277

		2,008,028

	Media—1.1%
	Gray Television, Inc., 2/7/24, 2017 Term Loan B
52	3 mo. LIBOR + 2.250%, 4.179%	51,898
940	1 mo. LIBOR + 2.250%, 4.167%	944,599
1,000	Lions Gate Entertainment Corp., 1 mo. LIBOR + 2.250%, 4.211%, 3/24/25, 2018 Term Loan B	1,000,315

		1,996,812

	Pharmaceuticals—1.0%
943	HLF Financing Sarl, 1 mo. LIBOR + 5.500%, 7.48%, 2/15/23, Term Loan B	953,987
934	Lannett Company, Inc., 1 mo. LIBOR + 5.375%, 7.355%, 11/25/22, Term Loan B	933,420

		1,887,407

	Road & Rail—0.5%
931	YRC Worldwide, Inc., 1 mo. LIBOR + 8.500%, 10.48%, 7/24/22, 2017 Term Loan	943,893

	Semiconductors & Semiconductor Equipment—0.5%
971	Cypress Semiconductor Corp., 1 mo. LIBOR + 2.250%, 4.22%, 7/5/21, 2016 Term Loan B	980,555

	Specialty Retail—1.7%
995	Burlington Coat Factory Warehouse Corporation, 1mo. LIBOR + 2.500%, 4.48%, 11/17/24, 2017 Term Loan B5	1,000,806
998	Men’s Wearhouse, Inc. (The), 1 mo. LIBOR + 3.500%, 5.407%, 3/20/25, 2018 Term Loan B	1,006,851
995	National Vision, Inc., 1 mo. LIBOR + 2.75%, 4.73%, 11/20/24, 2017 Repriced Term Loan	1,001,841

		3,009,498

	Telecommunications—0.6%
1,000	SBA Senior Finance II LLC, 1 mo. LIBOR + 2.000%, 4/11/25, 2018 Term Loan B (d)	1,000,070

	Textiles, Apparel & Luxury Goods—0.6%
1,129	G-III Apparel Group, Ltd., 1 mo. LIBOR + 5.25%, 7.188%, 12/1/22, Term Loan B	1,146,911

	Total Senior Loans (cost-$34,223,100)	34,255,858

	Repurchase Agreements—4.7%
8,524	State Street Bank and Trust Co., dated 5/31/18, 0.28%, due 6/1/18, proceeds $8,524,066; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $8,696,230 including accrued interest (cost-$8,524,000)	8,524,000

	Total Investments (cost-$249,537,318) (f)-137.7%	248,226,042

	Liabilities in excess of other assets-(37.7)%	(67,963,177)

	Net Assets-100.0%	$180,262,865

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

†	Less than $500.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $88,454,271, representing 49.1% of net assets.

(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on May 31, 2018.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $51,302,384, representing 28.5% of net assets.

(d)	When-issued or delayed-delivery. To be settled/delivered after May 31, 2018.

(e)	All or partial amount segregated for the benefit of the counterparty as collateral for long-term and short-term loan financing.

(f)	At May 31, 2018, the cost basis of portfolio securities for federal income tax purposes was $250,225,457. Gross unrealized appreciation was $3,357,122; gross unrealized depreciation was $5,356,537; and net unrealized depreciation was $1,999,415. The difference between book and tax cost was attributable to the differing treatment of bond amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/18
Investments in Securities—Assets
Corporate Bonds & Notes	—	$103,205,432	—	$103,205,432
Convertible Bonds & Notes	—	102,240,752	—	102,240,752
Senior Loans	—	34,255,858	—	34,255,858
Repurchase Agreements	—	8,524,000	—	8,524,000

Totals	—	$248,226,042	—	$248,226,042

At May 31, 2018, there were no transfers between Levels 1 and 2.

Glossary:

LIBOR - London Inter-Bank Offered Rate

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income 2024 Target Term Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: July 20, 2018

By	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: July 20, 2018

By	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2018